Loans and Allowance for Loan Losses - Impaired loans (Details 4) - Loans Receivable - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Balance, Total	$ 3,840,156	$ 3,959,047
Unpaid Principal Balance, Total	3,840,156	3,959,047
Specific Allowance, Total	800,664	695,507
Average Investment in Impaired Loans, Total	4,141,743	4,484,374
Interest Income Recognized, Total	217,926	218,710
Interest Income Recognized Cash Basis, Total	180,961	189,536
Real estate loans | 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	111,166	129,272
Loans without a specific valuation allowance, Unpaid Principal Balance	111,166	129,272
Loans without a specific valuation allowance, Average Investment in Impaired Loans	211,346	220,541
Loans without a specific valuation allowance, Interest Income Recognized	12,248	12,818
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	12,042	13,076
Loans with a specific valuation allowance, Recorded Balance	547,568	584,690
Loans with a specific valuation allowance, Unpaid Principal Balance	547,568	584,690
Loans with a specific valuation allowance, Specific Allowance	176,079	183,196
Loans with a specific valuation allowance, Average Investment in Impaired Loans	568,790	604,031
Loans with a specific valuation allowance, Interest Income Recognized	32,908	28,722
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	25,352	26,783
Recorded Balance, Total	658,734	713,962
Unpaid Principal Balance, Total	658,734	713,962
Specific Allowance, Total	176,079	183,196
Average Investment in Impaired Loans, Total	780,136	824,572
Interest Income Recognized, Total	45,156	41,540
Interest Income Recognized Cash Basis, Total	37,394	39,859
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	516,560	564,610
Loans without a specific valuation allowance, Unpaid Principal Balance	516,560	564,610
Loans without a specific valuation allowance, Average Investment in Impaired Loans	663,640	757,616
Loans without a specific valuation allowance, Interest Income Recognized	34,155	19,826
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	34,586	18,816
Loans with a specific valuation allowance, Recorded Balance	1,081,970	1,125,641
Loans with a specific valuation allowance, Unpaid Principal Balance	1,081,970	1,125,641
Loans with a specific valuation allowance, Specific Allowance	487,205	348,240
Loans with a specific valuation allowance, Average Investment in Impaired Loans	1,118,044	1,134,401
Loans with a specific valuation allowance, Interest Income Recognized	67,505	66,864
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	47,864	60,012
Recorded Balance, Total	1,598,530	1,690,251
Unpaid Principal Balance, Total	1,598,530	1,690,251
Specific Allowance, Total	487,205	348,240
Average Investment in Impaired Loans, Total	1,781,684	1,892,017
Interest Income Recognized, Total	101,660	86,690
Interest Income Recognized Cash Basis, Total	82,450	78,828
Real estate loans | Agricultural Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	839,546	1,009,889
Loans without a specific valuation allowance, Unpaid Principal Balance	839,546	1,009,889
Loans without a specific valuation allowance, Average Investment in Impaired Loans	864,705	1,037,661
Loans without a specific valuation allowance, Interest Income Recognized	43,335	58,253
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	44,885	49,159
Recorded Balance, Total	839,546	1,009,889
Unpaid Principal Balance, Total	$ 839,546	$ 1,009,889
Specific Allowance, Total
Average Investment in Impaired Loans, Total	$ 864,705	$ 1,037,661
Interest Income Recognized, Total	43,335	58,253
Interest Income Recognized Cash Basis, Total	44,885	49,159
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	80,172
Loans without a specific valuation allowance, Unpaid Principal Balance	80,172
Loans without a specific valuation allowance, Average Investment in Impaired Loans	83,509
Loans without a specific valuation allowance, Interest Income Recognized	634
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	150
Loans with a specific valuation allowance, Recorded Balance	197,456	240,805
Loans with a specific valuation allowance, Unpaid Principal Balance	197,456	240,805
Loans with a specific valuation allowance, Specific Allowance	127,458	154,089
Loans with a specific valuation allowance, Average Investment in Impaired Loans	269,496	319,812
Loans with a specific valuation allowance, Interest Income Recognized	11,517	14,425
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	11,139	16,554
Recorded Balance, Total	277,628	240,805
Unpaid Principal Balance, Total	277,628	240,805
Specific Allowance, Total	127,458	154,089
Average Investment in Impaired Loans, Total	353,005	319,812
Interest Income Recognized, Total	12,151	14,425
Interest Income Recognized Cash Basis, Total	11,289	16,554
Agricultural business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	406,950	258,140
Loans without a specific valuation allowance, Unpaid Principal Balance	406,950	258,140
Loans without a specific valuation allowance, Average Investment in Impaired Loans	307,729	358,529
Loans without a specific valuation allowance, Interest Income Recognized	11,403	13,723
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	808	1,046
Recorded Balance, Total	406,950	258,140
Unpaid Principal Balance, Total	$ 406,950	$ 258,140
Specific Allowance, Total
Average Investment in Impaired Loans, Total	$ 307,729	$ 358,529
Interest Income Recognized, Total	11,403	13,723
Interest Income Recognized Cash Basis, Total	808	1,046
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	48,418	27,549
Loans without a specific valuation allowance, Unpaid Principal Balance	48,418	27,549
Loans without a specific valuation allowance, Average Investment in Impaired Loans	43,342	29,505
Loans without a specific valuation allowance, Interest Income Recognized	3,333	2,881
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	3,331	2,939
Loans with a specific valuation allowance, Recorded Balance	9,922	9,982
Loans with a specific valuation allowance, Unpaid Principal Balance	9,922	9,982
Loans with a specific valuation allowance, Specific Allowance	9,922	9,982
Loans with a specific valuation allowance, Average Investment in Impaired Loans	9,982	9,993
Loans with a specific valuation allowance, Interest Income Recognized	810	247
Loans with a specific valuation allowance, Interest Income Recognized Cash Basis	722	187
Recorded Balance, Total	58,340	37,531
Unpaid Principal Balance, Total	58,340	37,531
Specific Allowance, Total	9,922	9,982
Average Investment in Impaired Loans, Total	53,324	39,498
Interest Income Recognized, Total	4,143	3,128
Interest Income Recognized Cash Basis, Total	4,053	3,126
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans without a specific valuation allowance, Recorded Balance	428	8,469
Loans without a specific valuation allowance, Unpaid Principal Balance	428	8,469
Loans without a specific valuation allowance, Average Investment in Impaired Loans	1,160	12,285
Loans without a specific valuation allowance, Interest Income Recognized	78	951
Loans without a specific valuation allowance, Interest Income Recognized Cash Basis	82	964
Recorded Balance, Total	428	8,469
Unpaid Principal Balance, Total	$ 428	$ 8,469
Specific Allowance, Total
Average Investment in Impaired Loans, Total	$ 1,160	$ 12,285
Interest Income Recognized, Total	78	951
Interest Income Recognized Cash Basis, Total	$ 82	$ 964